INVENTORY	8 Months Ended	9 Months Ended
	Oct. 31, 2017	Jul. 31, 2018
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

Inventories consist of finished goods consumables that are provided to franchisees as a vehicle to maintain consistency of operations.  The items are recorded at cost and sold to the franchisees with a nominal mark-up.  Provisions for excess inventory are included in cost of goods sold and have historically been immaterial.  Inventories are stated at the lower of cost, determined by average cost, or market.

NOTE 4 – INVENTORY

Inventories consist of finished goods consumables that are provided to franchisees as a vehicle to maintain consistency of operations.  The items are recorded at cost and sold to the franchisees with a nominal mark-up.  Provisions for excess inventory are included in cost of goods sold and have historically been immaterial.  Inventories are stated at the lower of cost, determined by average cost, or market.